Filed pursuant to Rule 497(a)
File No. 333-282873
Rule 482ad

[TEXT OF COMMUNICATION SENT VIA BLOOMBERG]

*** Priced: Capital Southwest Corp (CSWC) ***

Benchmark	T 3 ⅝ 08/31/30
Spread to Benchmark	+250bps
Benchmark Price	100-03
Benchmark Yield	3.604%
Re-offer Yield	6.104%
Re-offer Price	99.345
Coupon	5.950%
First Pay	Mar 18, 2026
Optional Redemption	Make Whole Call: T + 40 Par Call: 1 month(s) prior to maturity
Change of Control	Put @ 100%

*** Priced: Capital Southwest Corp (CSWC) ***

Total Size	USD 350MM
Tenor	5 Year
Tranche Size	USD 350MM
Spread to Benchmark	T +250bps

*** Guidance: Capital Southwest Corp (CSWC) ***

Guidance	T + 250bps (the #)
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Issuer/Ticker	Capital Southwest Corporation (CSWC)
Expected Ratings*	Moody's: Baa3 (Stable)
Fitch: BBB- (Stable)
Format	SEC Registered
Ranking	Senior Unsecured
Tenor	5-Year
Size	$300mm
IPTs	T+265 bps Area
Settlement**	T+7 (September 18, 2025)
Coupon Type	Fixed
Maturity Date	September 18, 2030
Change of Control	Yes, 100% (See Red)
Active Book Runner(s)	DB (B&D), ING, MS, SMBC, WFS
Use of Proceeds	Repay outstanding indebtedness
Marketing	Direct link: https://www.netroadshow.com/nrs/home/#!/?show=66bf938b Link: www.netroadshow.com | Entry Code: CSWC2025
Option Redemption	Make Whole Call
1-Month Par Call
Denominations	2,000 x 1,000
CUSIP / ISIN	140501AF4 / US140501AF43

Timing	Today's Business
Sales into Canada	Yes – via Exemption

* Note: A securities rating is not a recommendation to buy, sell or hold securities and may be subject to revision or withdrawal at any time. The ratings are subject to revision or withdrawal at any time by Moody’s or Fitch. Each of the security ratings above should be evaluated independently of any other security rating.

** Under Rule 15c6-1 of the Securities Exchange Act of 1934, trades in the secondary market generally are required to settle in one business day, unless the parties to such trade expressly agree otherwise at the time of the trade. Accordingly, purchasers who wish to trade the Notes prior to the date of delivery of the Notes will be required, by virtue of the fact that the Notes initially will settle in seven business days (T+7), to specify alternative settlement arrangements to prevent a failed settlement.

Investors are advised to carefully consider the investment objectives, risks, charges and expenses of Capital Southwest Corporation before investing. A shelf registration statement relating to these securities is on file with the Securities and Exchange Commission (the “SEC”) for the offering to which this communication relates. Before you invest, you should read the preliminary prospectus supplement relating to this offering, together with the accompanying prospectus, filed with the SEC and other documents Capital Southwest Corporation has filed with the SEC for more complete information about Capital Southwest Corporation and this offering. The information in the preliminary prospectus supplement and the accompanying prospectus, and in this announcement, is not complete and may be changed.

The offering may be made only by means of a preliminary prospectus supplement and an accompanying prospectus. You may obtain these documents for free by visiting EDGAR on the SEC website at www.sec.gov. Alternatively, the issuer, any underwriter or any dealer participating in the offering will arrange to send you the preliminary prospectus supplement and the accompanying prospectus if you request them by calling Deutsche Bank Securities Inc. toll-free at +1-800-503-4611, ING New York Toll Free: +1 (877) 446-4930, Morgan Stanley & Co. LLC toll-free at 1-866-718-1649, SMBC Nikko Securities America, Inc. toll-free at +1 (888) 868-6856, or Wells Fargo Securities, LLC toll-free at +1 (800) 645-3751.

The preliminary prospectus supplement, the accompanying prospectus and this announcement do not constitute offers to sell or the solicitation of offers to buy nor will there be any sale of the securities referred to in this announcement in any state or jurisdiction in which such offer, solicitation or sale would be unlawful prior to the registration or qualification under the securities laws of such state or jurisdiction.

ANY DISCLAIMERS OR OTHER NOTICES THAT MAY APPEAR AFTER THIS MESSAGE ARE NOT APPLICABLE TO THIS COMMUNICATION AND SHOULD BE DISREGARDED. SUCH DISCLAIMERS OR OTHER NOTICES WERE AUTOMATICALLY GENERATED AS A RESULT OF THIS COMMUNICATION BEING SENT VIA BLOOMBERG OR ANOTHER EMAIL SYSTEM